Variable interest entities - Narrative (Details) - Variable interest entity, primary beneficiary	6 Months Ended
Jun. 30, 2023 USD ($)
AerFunding
Variable Interest Entity [Line Items]
Ownership (in percentage)	5.00%
Subordinated notes, ownership, percentage	100.00%
Long-term line of credit	$ 1,100,000,000
Senior notes	2,000,000,000
Aercap Partners I Holding Limited
Variable Interest Entity [Line Items]
Subordinated debt	$ 0